Income Taxes (Details) - Schedule of Effect of Tax Holiday - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Effect of Tax Holiday [Line Items]
Tax holiday effect	¥ 1,882	¥ 1,235	¥ 3,513
Basic net loss per share effect	¥ 0.02	¥ 0.02	¥ 0.05